Statement of Consolidated Stockholders' Equity (USD $) In Millions, except Share data		Total	Common Stock	Additional Capital	Retained Earnings	Common Stock Owned by Union VEBA Subject to Transfer Restriction		Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008		$ 788.1	$ 0.2	$ 958.6	$ 34.1	$ (116.4)		$ (28.1)	$ (60.3)
Beginning balance, shares at Dec. 31, 2008			20,044,913
Net income		70.5			70.5
Other comprehensive income (loss), net of tax		22.1							22.1
Capital distribution by unconsolidated affiliate to its parent company		(0.1)		(0.1)
Issuance of non-vested shares to employees, shares			196,829
Issuance of common shares to employees in lieu of cash bonus, shares			15,674
Issuance of common shares to employees in lieu of cash bonus		0.3		0.3
Issuance of common shares to directors, shares			3,734
Issuance of common shares to directors		0.1		0.1
Issuance of common shares to employees upon vesting of restricted stock units and performance shares, shares			21,089
Cancellation of employee non-vested shares, shares			(5,668)
Cash dividends on common stock ($0.96 per share)		(19.6)			(19.6)
Tax deficiency upon vesting of non-vested shares and dividend payment on unvested shares expected to vest		(0.1)		(0.1)
Amortization of unearned equity compensation		9.0		9.0
Ending balance at Dec. 31, 2009		870.3	0.2	967.8	85.0	(116.4)		(28.1)
Ending balance, shares at Dec. 31, 2009			20,276,571
Net income		12.0			12.0
Other comprehensive income (loss), net of tax		18.5							18.5
Sale of Union VEBA shares by the Union VEBA, net of tax of $19.6 in 2010 and $25.0 in 2011		32.5		0.7		31.8	[1]
Issuance of warrants		14.3		14.3
Issuance of non-vested shares to employees, shares			97,931
Issuance of common shares to directors, shares			4,612
Issuance of common shares to directors		0.2		0.2
Issuance of common shares to employees upon vesting of restricted stock units and performance shares, shares			4,934
Cancellation of employee non-vested shares, shares			(5,968)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares, shares			(11,729)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares		(0.4)		(0.4)
Repurchase of common stock, shares			(1,151,900)
Repurchase of common stock		(44.2)						(44.2)
Cash dividends on common stock ($0.96 per share)		(19.0)			(19.0)
Amortization of unearned equity compensation		4.5		4.5
Ending balance at Dec. 31, 2010		888.7	0.2	987.1		(84.6)		(72.3)
Ending balance, shares at Dec. 31, 2010		19,214,451	19,214,451
Net income	[2]	25.1
Other comprehensive income (loss), net of tax		(65.3)							(65.3)
Sale of Union VEBA shares by the Union VEBA, net of tax of $19.6 in 2010 and $25.0 in 2011		40.5		8.8		31.7	[1]
Issuance of non-vested shares to employees, shares			83,066
Issuance of common shares to directors, shares			3,750
Issuance of common shares to directors		0.2		0.2
Issuance of common shares to employees upon vesting of restricted stock units and performance shares, shares			17,444
Cancellation of employee non-vested shares, shares			(2,889)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares, shares			(62,637)
Cancellation of shares to cover employees’ tax withholdings upon vesting of non-vested shares		(3.1)		(3.1)
Cash dividends on common stock ($0.96 per share)		(18.9)			(18.9)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest		0.2		0.2
Amortization of unearned equity compensation		5.2		5.2
Reclassification relating to dividends on unvested equity awards		0.2			0.2
Ending balance at Dec. 31, 2011		$ 872.8	$ 0.2	$ 998.4	$ 84.4	$ (52.9)		$ (72.3)	$ (85.0)
Ending balance, shares at Dec. 31, 2011		19,253,185	19,253,185

[1]	At $24.02 per share reorganization value.
[2]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).